Financial assets and liabilities at fair value	6 Months Ended
Jun. 30, 2025
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 5. Financial assets and liabilities at fair value

	June 30, 2025
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,589	5,589	–
Treasuries/governments bonds	16,480	16,480	–
Other interest-bearing securities except loans	51,693	51,693	–
Loans in the form of interest-bearing securities	51,250	52,255	1,005
Loans to credit institutions	21,201	21,731	530
Loans to the public	207,479	208,363	884
Derivatives	6,761	6,761	–
Shares	6	6	–
Total financial assets	360,459	362,878	2,419

Borrowing from credit institutions	4,316	4,316	–
Debt securities issued	326,345	326,566	221
Derivatives	9,279	9,279	–
Total financial liabilities	339,940	340,161	221

	December 31, 2024
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	5,219	5,219	–
Treasuries/governments bonds	4,150	4,150	–
Other interest-bearing securities except loans	52,843	52,843	–
Loans in the form of interest-bearing securities	48,726	49,951	1,225
Loans to credit institutions	13,529	13,863	334
Loans to the public	224,354	223,945	-409
Derivatives	10,643	10,643	–
Shares	20	20	–
Total financial assets	359,484	360,634	1,150

Borrowing from credit institutions	8,607	8,607	–
Debt securities issued	316,388	316,375	-13
Derivatives	5,227	5,227	–
Total financial liabilities	330,222	330,209	-13

Determination of fair value

The determination of fair value is described in the annual financial statements included in SEK’s 2024 Annual Report on Form 20-F, see Note 1 (f) (vii) Principles for determination of fair value of financial instruments and (viii) Determination of fair value of certain types of financial instruments.

Financial assets in fair value hierarchy

	Financial assets at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	668	15,812	–	16,480
Other interest-bearing securities except loans	23,758	27,935	–	51,693
Derivatives	–	6,740	21	6,761
Shares	6	–	–	6
Total, June 30, 2025	24,432	50,487	21	74,940
Total, December 31, 2024	22,648	44,969	39	67,656

Financial liabilities in fair value hierarchy

	Financial liabilities at fair value
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	–	14,977	2,990	17,967
Derivatives	–	8,267	1,012	9,279
Total, June 30, 2025	–	23,244	4,002	27,246
Total, December 31, 2024	–	18,193	4,942	23,135

There were no transfers during the period (year-end 2024: no transfers during the period).

Financial assets and liabilities at fair value in Level 3, 2025

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2025	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2025
Debt securities issued	-3,452	–	231	–	–	35	-10	206	-2,990
Derivatives, net	-1,451	–	94	–	–	-35	–	401	-991
Net assets and liabilities	-4,903	–	325	–	–	0	-10	607	-3,981

Financial assets and liabilities at fair value in Level 3, 2024

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2024	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2024
Debt securities issued	-8,271	–	4,870	–	–	-81	3	27	-3,452
Derivatives, net	-2,279	–	1,176	–	–	92	–	-440	-1,451
Net assets and liabilities	-10,550	–	6,046	–	–	11	3	-413	-4,903

1

Gains and losses through profit or loss, including the impact of exchange rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange rates, held as of June 30, 2025, amounted to a Skr 1 million gain (year-end 2024: Skr 1 million gain) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a maximum positive relationship and -1 indicates a maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. In the analysis, the correlations have been adjusted by +/- 0.12, which represents the level SEK uses within its prudent valuation framework. For Level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/- 10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data. The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis – level 3 assets and liabilities

Assets and liabilities	June 30, 2025
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	0	Correlation	0.12 – (0.12)	Option Model	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
FX	-884	Correlation	0.12 – (0.12)	Option Model	-19	19
Other	-107	Correlation	0.12 – (0.12)	Option Model	0	0
Sum derivatives, net	-991				-19	19
Equity	0	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Interest rate	0	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
FX	-2,889	Correlation	0.12 – (0.12)	Option Model	19	-19
		Credit spreads	10BP – (10BP)	Discounted cash flow	14	-14
Other	-101	Correlation	0.12 – (0.12)	Option Model	0	0
		Credit spreads	10BP – (10BP)	Discounted cash flow	0	0
Sum debt securities issued	-2,990				33	-33
Total effect on total comprehensive income					14	-14

Derivatives, net, December 31, 2024	-1,451				-18	18
Debt securities issued, December 31, 2024	-3,452				34	-34
Total effect on total comprehensive income, December 31, 2024					16	-16

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively. When determining the total maximum/minimum effect on total comprehensive income the most adverse/favorable shift is chosen, considering the net exposure arising from the issued securities and the derivatives, for each correlation.

Fair value related to credit risk

	Fair value originating from credit risk		The period’s change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	December 31,	Jan-Jun	Jan-Jun
Skr mn	2025	2024	2025	2024
CVA/DVA, net[1]	-16	-17	1	5
OCA[2]	320	265	55	97

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affect the fair value of financial liabilities measured at fair value through profit and loss.